Advances for Vessels Under Construction (Details) (USD $)	6 Months Ended		12 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Apr. 25, 2014 C/V Box King	May 23, 2014 C/V Box King	Jun. 30, 2014 C/V Box King	Jan. 29, 2014 M/V Proud Seas	Jun. 30, 2014 M/V Proud Seas	Mar. 28, 2014 Allseas Marine S.A.	Mar. 25, 2014 Hull no. YZJ1144	Jun. 30, 2014 Hull no. YZJ1144	Mar. 05, 2014 Hull no. YZJ1144	Mar. 25, 2014 Hull no. YZJ1145	Jun. 30, 2014 Hull no. YZJ1145	Mar. 05, 2014 Hull no. YZJ1145	Mar. 25, 2014 Hull no. YZJ1142	Jun. 30, 2014 Hull no. YZJ1142	Mar. 05, 2014 Hull no. YZJ1142	Dec. 31, 2013 Handysize Vessels Hull no. 625	Jun. 30, 2014 Ultramax Vessels Hull no. DY152 and Hull no. DY153	Dec. 31, 2013 Ultramax Vessels Hull no. DY152 and Hull no. DY153	Jun. 30, 2014 Ultramax Vessels Hull no. DY4050 and Hull no. DY4052	Dec. 31, 2013 Ultramax Vessels Hull no. DY4050 and Hull no. DY4052	Dec. 31, 2013 Containerships C/V Box King	Jun. 30, 2014 Kamsarmax Vessels	Mar. 05, 2014 Kamsarmax Vessels
Property Plant And Equipment [Line Items]
Number of newbuildings																			1	2	2	2	2	1	3	3
Containership capacity						4,800
Drybulk carrier capacity								37,227			81,800			81,800			81,800
Newbuilding contract price installment							$ 21,637,078			$ 9,165,000			$ 9,165,000			$ 9,165,000
Acquisition cost of vessels												30,550,000			30,550,000			30,550,000								91,650,000
Vessel purchase commission amount									305,500
Vessel purchase commission rate				3.00%					1.00%
Aggregate newbuilidng contract installments remaining										21,385,000			21,385,000			21,385,000
Impairment loss	15,695,282	0				15,695,282
Sale price of vessel				42,500,000
Reduction in contract price of vessel					770,000
Gain from sale of assets	402,805	0			402,805
Net proceeds from the sale of assets	$ 9,995,000	$ 0			$ 9,995,000
Newbuilding program

As of June 30, 2014, the Company’s newbuilding program consisted of two Ultramax drybulk carriers with scheduled delivery in 2014, as well as two Ultramax drybulk carriers and three Kamsarmax drybulk carriers with scheduled delivery in 2015.

As of December 31, 2013, the Company’s newbuilding program consisted of one Handysize drybulk carrier (Hull no. 625 or M/V Proud Seas), two Ultramax drybulk carriers (Hull numbers DY152 and DY153) and one 4,800 TEU containership (C/V Box King) with expected deliveries in 2014, as well as two Ultramax drybulk carriers (Hull numbers DY4050 and DY4052) with expected deliveries in 2015.